UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0456
Washington, D.C. 20549	Expires: March 31, 2016
Estimated average burden hours per response. . . . .2

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1. Name and address of issuer: Protective Variable Annuity Separate Account 2801 Highway 280 South Birmingham, Alabama 35223
2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series
    and classes of securities of the issuer, check the box but do not list series or classes):   /X/

3.          Investment Company Act File Number:

    811-8108

    Securities Act File Number:

    33-70984, 333-60149, 333-63328, 333-68551, 333-81553, 333-94047, 333-107331, 333-112892, 333-113070, 333-115212, 333-116813, 333-116814, 333-145621, 333-153041, 333-176657, 333-179649, 333-190294 , 333-201921, 333-201919

4(a). Last day of fiscal year for which this Form is filed: December 31, 2015
4(b).   /   /     Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

  Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). / / Check box if this is the last time the issuer will be filing this form.

 Persons who respond to the collection of information contained  in this form are not required to respond unless the form displays a currently valid OMB control number

5. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):		$3,325,234,403

(ii) Aggregate price of securities redeemed or
repurchased during the fiscal year:	$3,142,712,753

(iii) Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:	$43,268,638

(iv) Total available redemption credits [add Items 5(ii) and 5(iii)]:		$3,185,981,391

(v) Net sales -- if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:		$139,253,012

(vi) Redemption credits available for use in future years	$0
--if iterm 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

(vii) Multiplier for determining registration fee (See
Instruction C.9):		x 0.00010070

(viii) Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter "0" if no fee is due):		=$ 14,023

6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

+$ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$ 14,023

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 28, 2016

Method of delivery:
/x / Wire Transfer
/ / Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ RICHARD J. BIELEN
Richard J. Bielen, President and Chief Financial Officer
Protective Life Insurance Company

Date	March 28, 2016

*Please print the name and title of the signing officer below the signature.